PIMCO Equity Series

Supplement Dated August 3, 2022 to the

Equity Exchange-Traded Funds Prospectus dated November 1, 2021,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF,

PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF

(each, a “Fund” and together, the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Parametric Portfolio Associates LLC (“Parametric”) serves as sub-adviser to the Funds pursuant to a Sub-Advisory Agreement between PIMCO and Parametric (the “Sub-Advisory Agreement”).

As previously disclosed in supplements dated July 23, 2021 and November 1, 2021, PIMCO has notified Parametric of PIMCO’s intention to terminate the Sub-Advisory Agreement with respect to each Fund on or after sixty (60) days from July 23, 2021 (each date the Sub-Advisory Agreement is terminated with respect to a Fund, a “Termination Date”). On a Termination Date with respect to a Fund, all references to Parametric in the Prospectus relating to services provided by Parametric to such Fund are deleted in their entirety.

This supplement confirms that the Termination Date for each Fund shall be August 12, 2022. Accordingly, effective August 12, 2022, all references to Parametric in the Prospectus relating to services provided by Parametric to each Fund are deleted in their entirety.

In addition, effective August 12, 2022, each Fund is managed by Eden Simmer and Alex Steiner. Accordingly, effective August 12, 2022, the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is retitled “Investment Adviser/Portfolio Managers”, and the paragraph in each section is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Eden Simmer and Alex Steiner. Ms. Simmer is an Executive Vice President of PIMCO and Mr. Steiner is a portfolio manager of PIMCO. Ms. Simmer and Mr. Steiner have managed the Fund since August 2022.

In addition, effective August 12, 2022, the “Management of the Funds—Individual Portfolio Manager” section of the Prospectus is retitled “Management of the Funds—Individual Portfolio Managers”, and the disclosure concerning the Funds’ portfolio manager in the table in that section is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF PIMCO RAFI Dynamic Multi-Factor International Equity ETF PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF PIMCO RAFI ESG U.S. ETF	Eden Simmer	8/22 8/22 8/22 8/22

Executive Vice President, PIMCO. Ms. Simmer is head of global equity trading based in the New York office. She oversees execution across cash equities, equity derivatives, and equity delta one across PIMCO’s global investment platform. Prior to joining PIMCO in 2010, she was a trader focusing on equities, foreign exchange, and preferred securities for Deutsche Bank Asset Management. Previously, Ms. Simmer was a foreign exchange trading associate at ABN AMRO. She received Market Media’s WIF Excellence in Trading award in 2019 and the Women’s Bond Club Rising Star award in 2015. She has investment experience since 2006 and holds an MBA from Columbia Business School and undergraduate degrees in finance and economics as well as an international business certificate from the University of Iowa.

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF PIMCO RAFI Dynamic Multi-Factor International Equity ETF PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF PIMCO RAFI ESG U.S. ETF	Alex Steiner	8/22 8/22 8/22 8/22

Mr. Steiner is a portfolio manager in the New York office. He is responsible for the management and implementation of equity portfolios. Prior to joining PIMCO in 2021, he was an investment analyst focusing on portfolio implementation, rebalancing, and trading for RegentAtlantic Capital. He has investment experience since 2011 and holds an undergraduate degree in economics from Rutgers University. He is a CFA charterholder.

Investors Should Retain This Supplement For Future Reference

PES_SUPP1_080322

PIMCO Equity Series

Supplement Dated August 3, 2022 to the

Statement of Additional Information dated

November 1, 2021, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF,

PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-

Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF

(each, a “Fund” and together, the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Parametric Portfolio Associates LLC (“Parametric”) serves as sub-adviser to the Funds pursuant to a Sub-Advisory Agreement between PIMCO and Parametric (the “Sub-Advisory Agreement”).

As previously disclosed in supplements dated July 23, 2021 and November 1, 2021, PIMCO has notified Parametric of PIMCO’s intention to terminate the Sub-Advisory Agreement with respect to each Fund on or after sixty (60) days from July 23, 2021 (each date the Sub-Advisory Agreement is terminated with respect to a Fund, a “Termination Date”). On a Termination Date with respect to a Fund, all references to Parametric in the SAI relating to services provided by Parametric to such Fund are deleted in their entirety.

This supplement confirms that the Termination Date for each Fund shall be August 12, 2022. Accordingly, effective August 12, 2022, all references to Parametric in the SAI relating to services provided by Parametric to each Fund are deleted in their entirety.

In addition, effective August 12, 2022, each Fund is managed by Eden Simmer and Alex Steiner. Accordingly, effective August 12, 2022, the section titled “Portfolio Manager” is retitled “Portfolio Managers”, and the subsection titled “Other Accounts Managed” in the SAI is deleted in its entirety and replaced with the following:

Other Accounts Managed

The portfolio managers who are primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated in the table below. The following table identifies, as of June 30, 2022: (i) the portfolio managers of the Funds; (ii) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio managers (exclusive of the Funds); and (iii) the total assets of such other companies, vehicles and accounts, and the number and total assets of such other companies, vehicles and accounts with respect to which the advisory fee is based on performance. The Funds managed by the portfolio managers, including each Fund’s total assets, are listed in the footnote following the table.

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Simmer[1]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Steiner[2]
Registered Investment Companies	4	$2,470.16	0	$0.00
Other Pooled Investment Vehicles	10	$18,223.79	4	$10,994.10
Other Accounts	2	$1,455.61	0	$0.00

[1]

Effective August 12, 2022, Ms. Simmer manages the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF ($75.5 million as of June 30, 2022), PIMCO RAFI Dynamic Multi-Factor International Equity ETF $85.5 million as of June 30, 2022), PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF ($95.0 million as of June 30, 2022), and PIMCO RAFI ESG U.S. ETF ($28.6 million as of June 30, 2022).

[2]

Effective August 12, 2022, Mr. Steiner manages the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF ($75.5 million as of June 30, 2022), PIMCO RAFI Dynamic Multi-Factor International Equity ETF $85.5 million as of June 30, 2022), PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF ($95.0 million as of June 30, 2022), and PIMCO RAFI ESG U.S. ETF ($28.6 million as of June 30, 2022).

In addition, effective August 12, 2022, the subsection titled “Securities Ownership” in the SAI is deleted in its entirety and replaced by the following:

Securities Ownership

To the best of the Trust’s knowledge, the table below shows the dollar range of shares of the Funds beneficially owned as of June 30, 2022 by the portfolio managers of the Funds.

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Simmer	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	None
	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	None
	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	None
	PIMCO RAFI ESG U.S. ETF	None
None
Steiner	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	None
	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	None
	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	None
	PIMCO RAFI ESG U.S. ETF	None

Investors Should Retain This Supplement For Future Reference

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